PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total Revenues	¥ 537,402	$ 75,691	¥ 472,085	¥ 485,633
Cost of revenues	(614,010)	(86,481)	(624,494)	(542,530)
General and administrative expenses	(330,078)	(46,491)	(311,160)	(347,746)
Selling expenses	(56,299)	(7,930)	(61,479)	(53,675)
Operating loss	(462,985)	(65,211)	(525,048)	(458,318)
Interest income	10,832	1,526	10,021	5,894
Interest expense	(165,669)	(23,334)	(120,357)	(73,789)
Other income, net	(10,839)	(1,527)	(216,607)	(1,223)
Foreign exchange gain(loss)	10,149	1,429	54,982	(19,925)
Net loss attributable to Concord Medical Services Holdings Limited	(297,658)	(41,927)	(489,661)	(271,427)
Foreign currency translation, net tax of nil	(6,480)	(913)	(53,964)	14,821
Unrealized losses on available-for-sale securities, net	(31,173)	(4,391)
Total other comprehensive income (loss), net of tax	(37,653)	(5,304)	(53,964)	14,821
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(335,311)	(47,231)	(543,625)	(256,606)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(2,414)	(340)	5,242	(14,428)
Selling expenses	0	0	(524)	(2,090)
Operating loss	(2,414)	(340)	4,718	(16,518)
Equity in loss of subsidiaries	(314,122)	(44,246)	(605,175)	(793,117)
Interest income	14	2	0	0
Interest expense	(9,926)	(1,398)	(10,394)	(1,459)
Changes in fair value of derivatives	5,282	744	1,055	0
Other income, net	(1,008)	(142)	96,609	0
Foreign exchange gain(loss)	24,516	3,453	23,526	(9,527)
Net loss attributable to Concord Medical Services Holdings Limited	(297,658)	(41,927)	(489,661)	(820,621)
Foreign currency translation, net tax of nil	(6,480)	(913)	(53,964)	14,821
Unrealized losses on available-for-sale securities, net	(31,173)	(4,391)	0	0
Total other comprehensive income (loss), net of tax	(37,653)	(5,304)	(53,964)	14,821
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (335,311)	$ (47,231)	¥ (543,625)	¥ (805,800)